BUSINESS ACQUISITION (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 14, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 13, 2022
Business Acquisition [Line Items]
Amortization				$ 758,333
[custom:ImpairmentOfGoodwillAndIntangibleAssetsCharge]				4,262,683
Amortization of Intangible Assets			$ 108,333	$ 758,333
V N U E Acquisition [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	135,000,000
Fair value consideration paid to goodwill						$ 10,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets						$ 2,600,000